Inventory (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Summary of Inventory

Inventories at December 31, 2012 and 2011 consisted of the following:

	2012	2011
Gross raw materials	$3,574,620	$2,701,496
Less - reserves	(332,000)	(358,800)
Net raw materials	3,242,620	2,342,696
Work-in-process	114,002	119,640
Finished goods	—	106,650
	$3,356,622	$2,568,986